COMMITMENTS AND CONTINGENCIES (Details)	Feb. 28, 2017 USD ($)
February 2018	$ 171,532,978
February 2019	166,678,297
February 2020	149,165,037
February 2021	123,118,320
February 2022	97,004,388
Thereafter	166,778,464
Total	$ 874,277,484